Annual Total Returns- Goldman Sachs Small_Mid Cap Growth Fund (Class P Shares) [BarChart] - Class P Shares - Goldman Sachs Small_Mid Cap Growth Fund - Class P Shares	2019	2020
Total	38.13%	52.86%